Share-Based Compensation	6 Months Ended
Jun. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
SHARE-BASED COMPENSATION

Note 11 – Share-Based Compensation

During the three months ended June 30, 2012 and 2011, the Company recognized share-based compensation expense for awards issued under the 2006 Incentive Plan and the 2009 Omnibus Securities and Incentive Plan (the “2009 Incentive Plan”) of RMB16,321 thousand (USD2,569 thousand) and RMB18,367 thousand, respectively. During the six months ended June 30, 2012 and 2011, the Company recognized share-based compensation expense for awards issued under the 2006 Incentive Plan and the 2009 Incentive Plan of RMB31,754 thousand (USD4,998) and RMB37,286 thousand, respectively. A detailed description of the Company’s share-based compensation awards is included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2011.

(a)Options under the 2004 Incentive Plan

Under the Company’s 2004 Incentive Plan, the Company issued options to purchase shares of the Company’s common stock. The options granted under the 2004 Incentive Plan had a weighted average exercise price per option of USD4.08 and weighted average remaining contractual term of approximately 3 years as of June 30, 2012.  During the three months and six months ended June 30, 2012 and 2011, no share options under the 2004 Incentive Plan were exercised.  As of June 30, 2012, 1,184,769 options were outstanding under the 2004 Incentive Plan.

(b)Non-vested share units

A summary of non-vested share units activity is as follows:

	2006 Incentive Plan		2009 Incentive Plan
	Shares	Weighted average grant-date fair value	Shares	Weighted average grant-date fair value
Balance as of January 1, 2012	388,653	6.36	1,952,861	7.18
Vested	(155,460)	6.36	(559,462)	7.01
Balance as of June 30, 2012	233,193	6.36	1,393,399	7.25

(c) Shares with performance and market conditions

A summary of share activity is as follows:

	2009 Incentive Plan
	Shares	Weighted average grant-date fair value
		USD
Balance as of January 1, 2012	640,000	6.34
Vested	-	-
Balance as of June 30, 2012	640,000	6.34